Leases - Cash Flow From Lease Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance leases	$ 58	$ 43	$ 16
Financing cash outflows from finance leases	280	189	75
Operating cash outflows from operating leases	1,011	961	961
ROU assets obtained in exchange for new finance lease liabilities	444	698	355
ROU assets obtained in exchange for new operating lease liabilities	$ 658	$ 988	$ 1,220